Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of Components of Inventory	The components of inventory are summarized as follows:

	September 30,	December 31,
	2023	2022
Raw materials	$289	$753
Finished goods	1,340	718
Inventory, net	$1,629	$1,471

	2022	2021
Raw materials	$753	$646
Finished goods	718	646
Inventory, net	$1,471	$1,292